Document and Entity Information	Jul. 10, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 10, 2023
Entity Registrant Name	LIBERTY TRIPADVISOR HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36603
Entity Tax Identification Number	46-3337365
Entity Address, Address Line One	12300 Liberty Blvd.
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001606745
Amendment Flag	false
Series A
Document Information [Line Items]
Title of 12(b) Security	Series A common stock
Trading Symbol	LTRPA
Security Exchange Name	NASDAQ
Series B
Document Information [Line Items]
Title of 12(b) Security	Series B common stock
Trading Symbol	LTRPB
Security Exchange Name	NASDAQ